CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY $ in Thousands, $ in Millions	Common shares USD ($)	Additional paid-in capital USD ($)	Accumulated other comprehensive income (loss) USD ($)	Retained earnings USD ($)	USD ($)	CAD ($)
Balance, beginning of period at Jan. 31, 2023	$ 538,448	$ 486,551	$ (30,456)	$ 104,848
Stock-based compensation expense (Note 17)		16,480
Stock options and share units exercised	12,716	(8,330)
Other comprehensive income (loss), net of income taxes			1,870
Net income				115,907	$ 115,907
Balance, end of period at Jan. 31, 2024	551,164	494,701	(28,586)	220,755	1,238,034
Stock-based compensation expense (Note 17)		19,962
Stock options and share units exercised	17,175	(11,530)
Other comprehensive income (loss), net of income taxes			(21,911)
Net income				143,273	143,273
Balance, end of period at Jan. 31, 2025	568,339	503,133	(50,497)	364,028	1,385,003
Stock-based compensation expense (Note 17)		20,907
Stock options and share units exercised	22,467	(14,850)
Shares repurchased (Note 15)	(72)			(820)	(900)	$ (1.2)
Other comprehensive income (loss), net of income taxes			42,510
Net income				163,767	163,767
Balance, end of period at Jan. 31, 2026	$ 590,734	$ 509,190	$ (7,987)	$ 526,975	$ 1,618,912